Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
2018 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities	$ (3,687)
2018 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	8,784
2018 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	3,387
2019 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities	(237)
2019 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	6,712
2019 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	504
2020 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities	425
2020 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	9,844
2020 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	381
2021 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities	(9)
2021 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	2,498
2021 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	4,190
2022 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	1,496
2022 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	85
2023 and thereafter [member]
Non-derivative financial liabilities:
Derivatives financial liabilities	190
2023 and thereafter [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	45,406
2023 and thereafter [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	$ 73